CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Net loss	$ (11,182)			$ (38,726)	$ (50,211)
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities, net of tax	43			256	(256)
Change in supplemental executive retirement plan liability, net of tax				(1,582)
Change in pension plan minimum liability, net of tax				(357)
Change in other benefit plan minimum liability, net of tax				1,536
Total comprehensive loss	$ (11,139)			$ (38,873)	$ (50,467)
Predecessor
Net loss		$ (524,410)	$ (1,646,909)			$ (611,382)	$ (650,011)
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities, net of tax		86	163			(8)	113
Change in loss on derivative contract, net of tax						1,317	1,530
Change in supplemental executive retirement plan liability, net of tax			(536)			(1,721)	(1,721)
Change in pension plan minimum liability, net of tax			(594)			399	399
Change in other benefit plan minimum liability, net of tax			(1,468)			(3,799)	(3,799)
Total comprehensive loss		$ (524,324)	$ (1,649,344)			$ (615,194)	$ (653,489)